Summary of Significant Accounting Policies - Summary of Revenue as a Percentage of Total Revenue and Net Accounts Receivable as a Percentage of Total Net Accounts Receivable for Each Significant Customer (Detail)
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%		10.00%
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.00%		30.00%	31.00%
Customer A | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%		27.00%	17.00%	23.00%	48.00%
Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage			20.00%		30.00%	14.00%
Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage					30.00%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.00%		27.00%	29.00%
Customer D | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage					30.00%
Customer D | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%
Customer E | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%				34.00%
Customer F | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage		42.00%